Fees Summary	Feb. 05, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for the securities to which such prospectus relates that are being offered by GH Research PLC is $172,500,000.

Narrative - Max Aggregate Offering Price	$ 172,500,000
Final Prospectus	true